Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 273,876	$ 141,375
Time deposits	199,100	26,150
Restricted cash	50,520	55,583
Accounts receivable, net	49,887	12,501
Inventories	14,600	18,905
Prepaid expenses and other current assets	33,623	31,949
Derivative assets	5,234	14,437
Due from related parties	$ 148	$ 342
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 626,988	$ 301,242
NON - CURRENT ASSETS
Vessels in operation	1,962,888	1,884,640
Advances for vessels acquisitions and other additions	35,961	18,634
Deferred dry dock and special survey costs, net	110,936	91,939
Other non-current assets	10,830	20,155
Derivative assets, net of current portion	0	5,969
Restricted cash and other instruments, net of current portion	113,600	50,666
Total non - current assets	2,234,215	2,072,003
TOTAL ASSETS	2,861,203	2,373,245
CURRENT LIABILITIES
Accounts payable	61,912	26,334
Accrued liabilities	47,727	46,926
Current portion of long - term debt	147,567	145,276
Current portion of deferred revenue	48,885	44,742
Due to related parties	$ 692	$ 723
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 306,783	$ 264,001
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	541,575	538,781
Intangible liabilities - charter agreements	90,054	49,431
Deferred revenue, net of current portion	121,707	57,551
Total non - current liabilities	753,336	645,763
Total liabilities	1,060,119	909,764
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Class A common shares - authorized 214,000,000 shares with a $0.01 par value 35,913,628 shares issued and outstanding (2024 - 35,447,370 shares)	359	355
Series B Preferred Shares - authorized 104,000 shares with a $0.01 par value 43,592 shares issued and outstanding (2024 - 43,592 shares)	0	0
Additional paid in capital	694,331	680,743
Retained Earnings	1,104,617	773,759
Accumulated other comprehensive income	1,777	8,624
Total shareholders' equity	1,801,084	1,463,481
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,861,203	$ 2,373,245